UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21621

Name of Fund:  Defined Strategy Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Mitchell M. Cox, Chief Executive
      Officer, Defined Strategy Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


Defined Strategy Fund Inc.


Schedule of Investments as of June 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                   Value
Automobiles - 13.6%                          492,389    General Motors Corp.                                       $   14,668,268

Beverages - 9.5%                             237,375    The Coca-Cola Co.                                              10,211,873

Biotechnology - 5.1%                          68,000    Genentech, Inc. (a)                                             5,562,400

Chemicals - 8.7%                             225,073    E.I. du Pont de Nemours & Co.                                   9,363,037

Communications Equipment - 13.6%             372,000    Cisco Systems, Inc. (a)                                         7,265,160
                                             307,500    Corning, Inc. (a)                                               7,438,425
                                                                                                                   --------------
                                                                                                                       14,703,585

Diversified Financial Services - 18.1%       196,755    Citigroup, Inc.                                                 9,491,461
                                             240,780    JPMorgan Chase & Co.                                           10,112,760
                                                                                                                   --------------
                                                                                                                       19,604,221

Diversified Telecommunication                390,150    AT&T, Inc.                                                     10,881,284
Services - 19.9%                             317,229    Verizon Communications, Inc.                                   10,623,999
                                                                                                                   --------------
                                                                                                                       21,505,283

Energy Equipment & Services - 11.0%          168,000    Nabors Industries Ltd. (a)                                      5,676,720
                                             198,500    Pride International, Inc. (a)                                   6,199,155
                                                                                                                   --------------
                                                                                                                       11,875,875

Food Products - 6.5%                         627,000    Del Monte Foods Co.                                             7,041,210

Health Care Equipment & Supplies - 5.0%       95,000    Zimmer Holdings, Inc. (a)                                       5,388,400

Health Care Providers & Services - 5.5%       82,000    WellPoint, Inc. (a)                                             5,967,140

Internet & Catalog Retail - 5.5%             224,500    IAC/InterActiveCorp (a)                                         5,947,005

Machinery - 4.9%                             214,500    Navistar International Corp. (a)                                5,278,845

Media - 6.6%                                 231,000    EchoStar Communications Corp. Class A (a)                       7,117,110

Pharmaceuticals - 19.0%                      300,744    Merck & Co., Inc.                                              10,956,104
                                             409,768    Pfizer, Inc.                                                    9,617,255
                                                                                                                   --------------
                                                                                                                       20,573,359

Semiconductors & Semiconductor               356,000    Nvidia Corp. (a)                                                7,579,240
Equipment - 7.0%

Specialty Retail - 23.1%                     295,500    AutoNation, Inc. (a)                                            6,335,520
                                             496,000    Charming Shoppes, Inc. (a)                                      5,575,040
                                             219,500    Office Depot, Inc. (a)                                          8,341,000
                                             260,500    Pacific Sunwear of California, Inc. (a)                         4,670,765
                                                                                                                   --------------
                                                                                                                       24,922,325

Tobacco - 8.7%                               128,215    Altria Group, Inc.                                              9,414,827

                                                        Total Common Stocks  (Cost - $204,570,324) - 191.3%           206,724,003


                                                Face
                                              Amount    Short-Term Securities
Time Deposits - 1.1%                   $   1,225,489    State Street Bank & Trust Co., 4.25% due 7/03/2006              1,225,489

                                                        Total Short-Term Securities (Cost - $1,225,489) - 1.1%          1,225,489

                                                        Total Investments (Cost - $205,795,813*) - 192.4%             207,949,492
                                                        Liabilities in Excess of Other Assets - (92.4%)              (99,876,540)
                                                                                                                   --------------
                                                        Net Assets - 100.0%                                        $  108,072,952
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                            $         205,795,813
                                              =====================
    Gross unrealized appreciation             $          13,229,189
    Gross unrealized depreciation                      (11,075,510)
                                              ---------------------
    Net unrealized appreciation               $           2,153,679
                                              =====================


(a) Non-income producing security.

  o Variable prepaid forward contracts as of June 30, 2006 were as follows:


    Shares                   Issue                                  Value

    295,500     AutoNation, Inc. (a)                          $   (6,261,024)
    496,000     Charming Shoppes, Inc. (a)                        (5,525,043)
    307,500     Corning, Inc. (a)                                 (7,302,879)
    372,000     Cisco Systems, Inc. (a)                           (7,124,879)
    627,000     Del Monte Foods Co.                               (6,910,104)
    231,000     EchoStar Communications Corp. Class A (a)         (6,971,765)
     68,000     Genentech, Inc. (a)                               (5,524,667)
    224,500     IAC/InterActiveCorp (a)                           (5,871,932)
    168,000     Nabors Industries Ltd. (a)                        (5,630,554)
    214,500     Navistar International Corp. (a)                  (5,244,503)
    356,000     Nvidia Corp. (a)                                  (7,453,430)
    219,500     Office Depot, Inc. (a)                            (8,173,763)
    260,500     Pacific Sunwear of California, Inc. (a)           (4,647,007)
    198,500     Pride International, Inc. (a)                     (6,119,259)
     82,000     WellPoint, Inc. (a)                               (5,913,414)
     95,000     Zimmer Holdings, Inc. (a)                         (5,359,881)
                                                              ---------------
    Total (Proceeds - $101,617,871)                           $ (100,034,104)
                                                              ===============

      (a) Non-income producing security.


  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Defined Strategy Fund, Inc.


By:	/s/ Mitchell M. Cox
        --------------------
        Mitchell M. Cox
        Chief Executive Officer
        Defined Strategy Fund, Inc.


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Mitchell M. Cox
        -------------------
        Mitchell M. Cox
        Chief Executive Officer
        Defined Strategy Fund, Inc.


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -------------------
        Donald C. Burke
        Chief Financial Officer
        Defined Strategy Fund, Inc.

Date:  August 23, 2006